Restricted Net Assets - Schedule of Restricted Net Assets (Details) - USD ($)	Apr. 30, 2026	Oct. 31, 2025
Schedule of Restricted Net Assets [Abstract]
Paid-in capital
Additional paid in capital	2,561,211	2,561,211
Statutory reserve	217,264	217,264
Total	$ 2,778,475	$ 2,778,475